Investments in Subsidiaries - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended								12 Months Ended
	Nov. 22, 2017 CNY (¥)	Nov. 22, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Oct. 31, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Nov. 30, 2016	Sep. 30, 2016 CNY (¥)	Oct. 31, 2015 CNY (¥)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [Line Items]
Cash and cash equivalents subject to local exchange control regulations						¥ 3,270,182					¥ 4,710,158		¥ 3,270,182		$ 744,171
Goodwill arising from acquisition written off													1,131
Additional investment in subsidiaries											¥ 8,279	$ 1,308	¥ 9,076	¥ 22,499
Yuchai [Member] | Guangxi Yuchai Equipment Mould Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of additional equity interests acquired									2.86%
Purchase consideration									¥ 4,200
Guangxi Yuchai Machinery Monopoly Development Company Limited [Member] | Yunnan Yuchai Machinery Industry Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Acquisition of equity interest										40.00%
Offsetting trade receivables										¥ 18,300
Guangxi Yuchai Machinery Monopoly Development Company Limited [Member] | Sichuan Yuchai Machinery Industry Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Acquisition of equity interest								47.53%
Additional investment in subsidiaries								¥ 8,900
Guangxi Yuchai Machinery Monopoly Development Company Limited [Member] | Hunan Yuchai Machinery Industry Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Acquisition of equity interest				49.00%
Additional investment in subsidiaries				¥ 6,700
Guangxi Yuchai Accessories Manufacturing Company Limited [Member] | Guangxi Yuchai Crankshaft Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Acquisition of equity interest					25.00%
Additional investment in subsidiaries					¥ 1,300
Jining Yuchai Engine Company Limited [Member] | Yuchai [Member]
Disclosure of subsidiaries [Line Items]
Acquisition of equity interest			100.00%								100.00%	100.00%
Additional investment in subsidiaries			¥ 250
Percentage of ownership control prior to acquisition			100.00%
YC Europe Co. Limited [Member] | Yuchai [Member]
Disclosure of subsidiaries [Line Items]
Percentage of additional equity interests acquired						32.50%							32.50%
Percentage of ownership interest in joint venture						67.50%	35.00%
HL Global Enterprises Limited [Member] | LKN Investment International Pte. Ltd and Shanghai Hutai Real Estate Development Co. [Member]
Disclosure of subsidiaries [Line Items]
Cash consideration, disposal	¥ 395,000	$ 62,400